Trade payables and accruals (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Schedule of trade and other payables
Trade payables and accruals include the following:

in € thousand	June 30, 2026	December 31, 2025
Trade payables	10,919	9,074
Accrued expenses	11,988	15,466
TOTAL	22,907	24,540
Less non-current portion	—	—
CURRENT PORTION	22,907	24,540